920 MASSACHUSETTS AVENUE, NW SUITE 900 WASHINGTON, DC 20001 PHONE: 202.508.3400 FAX: 202.508.3402
www.bakerdonelson.com

Terrence O. Davis, Shareholder
Direct Dial: 202.654.4514
Direct Fax: 202.508.3402
E-Mail Address: todavis@bakerdonelson.com

December 11, 2014

VIA EDGAR
U.S. Securities and Exchange Commission
Filing Desk
100 F Street, N.E.
 Washington, DC 20549
RE:	Starboard Investment Trust (File Nos. 333-159484 and 811-22298), on behalf of the RiskX Funds, a series of the Trust
Ladies and Gentlemen,
Enclosed herewith for filing on behalf of the Starboard Investment Trust, please find Post-Effective Amendment No. 190 to the Trust's Registration Statement under the Securities Act of 1933 and Post-Effective Amendment No. 194 to the Registration Statement under the Investment Company Act of 1940.
The amendment is being filed for the purpose of adding an additional class to the RiskX Funds to the Registration Statement.  This amendment contains the Funds' prospectus and statement of additional information, Part C, and the signature page.
If you have any questions concerning the foregoing, please contact the undersigned at 202.654.4614.

Yours truly,

/s/ Terrence O. Davis
Terrence O. Davis

cc:	Derek Newman Division of Investment Management Securities and Exchange Commission 100 F Street, N.E. Washington, DC 20549